UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

BrandywineGLOBAL —

GLOBAL OPPORTUNITIES BOND FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to maximize total return consisting of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Global Opportunities Bond Fund for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	BrandywineGLOBAL — Global Opportunities Bond Fund

Performance review

For the six months ended June 30, 2021, Class IS shares of BrandywineGLOBAL — Global Opportunities Bond Fund returned -1.52%. The Fund’s unmanaged benchmark, the FTSE World Government Bond Index (USD) (Unhedged)i, returned -4.75% for the same period. The Lipper Global Income Funds Category Averageii returned -1.81% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Global Opportunities Bond Fund:
Class A	-1.71%
Class C	-2.09%
Class C1[1]	-1.97%
Class FI	-1.71%
Class R	-1.86%
Class I	-1.65%
Class IS	-1.52%
FTSE World Government Bond Index (USD) (Unhedged)	-4.75%
Lipper Global Income Funds Category Average	-1.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2021 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.52%, 0.90%, 1.12%, 1.61%, 1.33%, 1.93% and 2.03%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 1.30%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

BrandywineGLOBAL — Global Opportunities Bond Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.02%, 1.70%, 1.42%, 0.99%, 1.32%, 0.69% and 0.59%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class A shares, 1.75% for Class C shares, 1.45% for Class C1 shares, 1.00% for Class FI shares, 1.25% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class A and Class R shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Foreign securities involve special risks such as currency fluctuations and social, political, and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal

IV	BrandywineGLOBAL — Global Opportunities Bond Fund

systems that are less developed and are less stable than those of more developed countries. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. The Fund’s share price may decline as interest rates rise. Below investment grade debt securities (commonly known as “high yield debt” or “junk bonds”) involve greater volatility than higher-rated securities. To the extent that the Fund invests in asset- and mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investment in other fixed income securities. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. As a non-diversified fund, the Fund is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

[i]

The FTSE World Government Bond Index (“WGBI”) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI currently comprises sovereign debt from multiple countries, denominated in a variety of currencies. The WGBI provides a broad benchmark for the global sovereign fixed income market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 212 funds in the Fund’s Lipper category and excluding sales changes, if any.

BrandywineGLOBAL — Global Opportunities Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2021 and December 31, 2020 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-1.71%	$1,000.00	$982.90	1.00%	$4.92	Class A	5.00%	$1,000.00	$1,019.84	1.00%	$5.01
Class C	-2.09	1,000.00	979.10	1.70	8.34	Class C	5.00	1,000.00	1,016.36	1.70	8.50
Class C1	-1.97	1,000.00	980.30	1.45	7.12	Class C1	5.00	1,000.00	1,017.60	1.45	7.25
Class FI	-1.71	1,000.00	982.90	0.96	4.72	Class FI	5.00	1,000.00	1,020.03	0.96	4.81
Class R	-1.86	1,000.00	981.40	1.25	6.14	Class R	5.00	1,000.00	1,018.60	1.25	6.26
Class I	-1.65	1,000.00	983.50	0.66	3.25	Class I	5.00	1,000.00	1,021.52	0.66	3.31
Class IS	-1.52	1,000.00	984.80	0.57	2.81	Class IS	5.00	1,000.00	1,021.97	0.57	2.86

2	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

BrandywineGLOBAL — Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
U.S. Government & Agency Obligations — 38.2%
U.S. Government Obligations — 38.2%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.105%	7/31/22	335,710,000		$335,933,418	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.105%	10/31/22	197,620,000		197,755,342	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.099%	1/31/23	432,300,000		432,521,338	(a)
Total U.S. Government & Agency Obligations (Cost — $965,798,299)					966,210,098
Sovereign Bonds — 35.9%
Australia — 4.5%
Australia Government Bond	5.750%	7/15/22	66,550,000	AUD	52,890,758	(b)
New South Wales Treasury Corp.	4.000%	4/20/23	14,375,000	AUD	11,538,638
Queensland Treasury Corp.	4.250%	7/21/23	28,885,000	AUD	23,476,079	(b)
Western Australian Treasury Corp.	6.000%	10/16/23	30,940,000	AUD	26,299,551
Total Australia					114,205,026
Brazil — 3.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	289,200,000	BRL	61,669,699
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	76,165,000	BRL	16,301,424
Total Brazil					77,971,123
China — 2.8%
China Government Bond, Senior Notes	3.810%	9/14/50	449,070,000	CNY	71,339,958
Colombia — 3.5%
Colombian TES, Bonds	6.250%	11/26/25	125,400,000,000	COP	33,898,379
Colombian TES, Bonds	6.000%	4/28/28	208,500,000,000	COP	53,391,424
Total Colombia					87,289,803
Indonesia — 3.4%
Indonesia Treasury Bond	9.000%	3/15/29	775,900,000,000	IDR	62,072,000
Indonesia Treasury Bond	8.750%	2/15/44	306,000,000,000	IDR	24,330,977
Total Indonesia					86,402,977
Malaysia — 4.1%
Malaysia Government Bond	4.048%	9/30/21	40,800,000	MYR	9,882,245
Malaysia Government Bond	3.882%	3/10/22	138,750,000	MYR	33,899,628
Malaysia Government Bond	3.480%	3/15/23	116,400,000	MYR	28,762,472
Malaysia Government Bond	3.955%	9/15/25	42,105,000	MYR	10,708,850
Malaysia Government Bond	3.899%	11/16/27	84,200,000	MYR	21,379,899
Total Malaysia					104,633,094
Mexico — 9.0%
Mexican Bonos, Bonds	8.000%	11/7/47	463,100,000	MXN	24,526,814

See Notes to Financial Statements.

4	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — continued
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,094,600,000	MXN	$60,478,974
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,160,200,000	MXN	64,367,476
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,497,940,000	MXN	77,313,881
Total Mexico					226,687,145
Russia — 0.5%
Russian Federal Bond — OFZ	7.650%	4/10/30	859,000,000	RUB	12,229,458
South Africa — 5.0%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,066,000,000	ZAR	50,228,158
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	1,291,900,000	ZAR	76,686,207
Total South Africa					126,914,365
Total Sovereign Bonds (Cost — $1,037,452,741)					907,672,949
Corporate Bonds & Notes — 21.3%
Consumer Discretionary — 2.3%
Automobiles — 2.3%
General Motors Co., Senior Notes	6.800%	10/1/27	8,090,000		10,196,260
General Motors Co., Senior Notes	6.250%	10/2/43	11,275,000		15,589,057
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.200%)	1.235%	11/17/23	32,535,000		33,080,612	(a)
Total Consumer Discretionary					58,865,929
Energy — 5.5%
Oil, Gas & Consumable Fuels — 5.5%
Apache Corp., Senior Notes	4.750%	4/15/43	14,470,000		15,076,365
Apache Corp., Senior Notes	4.250%	1/15/44	4,340,000		4,257,801
Apache Corp., Senior Notes	5.350%	7/1/49	4,645,000		4,895,180
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	14,535,000		15,852,529
Hess Corp., Senior Notes	5.600%	2/15/41	6,940,000		8,675,021
Hess Corp., Senior Notes	5.800%	4/1/47	8,100,000		10,596,331
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	3,135,000		3,551,516
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	4,620,000		5,501,311
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	13,000,000		12,502,815
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	12,145,000		11,371,303
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	6,045,000		5,811,391
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	8,720,000		7,728,187
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	33,775,000		32,550,656
Saudi Arabian Oil Co., Senior Notes	3.250%	11/24/50	1,445,000		1,407,972	(c)
Total Energy					139,778,378

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

BrandywineGLOBAL — Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Financials — 10.4%
Banks — 4.8%
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.726%	3/10/23	41,775,000	$42,171,236	(a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.597%	9/15/23	45,475,000	45,824,893	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.850%	3/17/23	34,240,000	34,587,893	(a)
Total Banks				122,584,022
Capital Markets — 2.2%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	0.900%	2/23/23	54,735,000	55,241,997	(a)
Consumer Finance — 0.8%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	0.776%	11/5/21	19,000,000	19,029,328	(a)
Insurance — 2.6%
Athene Global Funding, Senior Notes (SOFR + 0.700%)	0.739%	5/24/24	40,350,000	40,695,799	(a)(c)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.590%	1/13/23	24,250,000	24,398,751	(a)(c)
Total Insurance				65,094,550
Total Financials				261,949,897
Industrials — 3.1%
Aerospace & Defense — 1.9%
Boeing Co., Senior Notes	5.705%	5/1/40	6,580,000	8,486,685
Boeing Co., Senior Notes	5.805%	5/1/50	14,535,000	19,605,407
Boeing Co., Senior Notes	3.950%	8/1/59	8,550,000	8,970,016
Boeing Co., Senior Notes	5.930%	5/1/60	8,450,000	11,690,330
Total Aerospace & Defense				48,752,438
Machinery — 1.2%
Caterpillar Financial Services Corp., Senior
Notes (SOFR + 0.150%)	0.185%	11/17/22	30,385,000	30,395,631	(a)
Total Industrials				79,148,069
Total Corporate Bonds & Notes (Cost — $507,718,370)				539,742,273
Collateralized Mortgage Obligations (d) —1.4%
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	6,860,000	7,102,743
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	0.993%	10/15/36	5,780,121	5,794,250	(a)(c)
Commercial Mortgage Trust, 2015-3BP A	3.178%	2/10/35	3,705,000	3,956,364	(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.053%	5/15/36	3,350,000	3,363,413	(a)(c)

See Notes to Financial Statements.

6	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 M2 (1 mo. USD LIBOR + 1.650%)	1.742%	4/25/43	3,917,657		$3,924,450	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	4.992%	11/25/24	1,056,143		1,093,323	(a)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.292%	1/25/30	4,443,968		4,519,475	(a)
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	4,767,411	EUR	5,259,371	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $34,888,444)					35,013,389
Asset-Backed Securities — 0.1%
Towd Point Mortgage Trust, 2017-6 A2 (Cost — $3,257,953)	3.000%	10/25/57	3,355,000		3,540,908	(a)(c)
Total Investments before Short-Term Investments (Cost — $2,549,115,807)					2,452,179,617

			Shares
Short-Term Investments — 2.1%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $54,864,923)	0.010%		54,864,923		54,864,923	(e)
Total Investments — 99.0% (Cost — $2,603,980,730)					2,507,044,540
Other Assets in Excess of Liabilities — 1.0%					24,306,136
Total Net Assets — 100.0%					$2,531,350,676

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

BrandywineGLOBAL — Global Opportunities Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees. (c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $54,864,923 and the cost was $54,864,923 (Note 8).

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long- Term Bonds	697	9/21	$129,510,616	$134,303,188	$(4,792,572)

See Notes to Financial Statements.

8	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global Opportunities Bond Fund

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	267,150,000	USD	69,416,656	Citibank N.A.	7/13/21	$651,524
USD	2,430,968	PLN	9,160,000	Citibank N.A.	7/13/21	28,481
THB	222,700,000	USD	7,165,380	HSBC Securities Inc.	7/13/21	(217,187)
BRL	12,950,000	USD	2,524,859	HSBC Securities Inc.	7/14/21	74,789
BRL	200,000,000	USD	35,621,416	HSBC Securities Inc.	7/14/21	4,527,587
KRW	42,730,000,000	USD	38,009,251	Citibank N.A.	7/16/21	(69,606)
USD	37,646,914	KRW	42,730,000,000	Citibank N.A.	7/16/21	(292,732)
NZD	67,950,000	USD	48,617,885	HSBC Securities Inc.	7/19/21	(1,122,194)
USD	21,929,699	NZD	30,530,000	HSBC Securities Inc.	7/19/21	589,840
USD	26,695,166	NZD	37,420,000	HSBC Securities Inc.	7/19/21	539,334
PLN	367,230,000	USD	96,406,069	JPMorgan Chase & Co.	7/20/21	(85,784)
CLP	24,640,000,000	USD	34,830,794	HSBC Securities Inc.	7/23/21	(1,298,240)
EUR	101,200,000	USD	120,648,616	Barclays Bank PLC	7/26/21	(586,037)
EUR	95,190,000	USD	115,486,126	Citibank N.A.	7/26/21	(2,553,746)
USD	38,470,336	EUR	32,280,000	Citibank N.A.	7/26/21	173,695
USD	86,258,602	EUR	72,560,000	Citibank N.A.	7/26/21	174,208
EUR	70,700,000	USD	86,538,921	JPMorgan Chase & Co.	7/26/21	(2,661,210)
EUR	3,600,000	USD	4,333,263	National Australia Bank Ltd.	7/26/21	(62,262)
EUR	3,760,000	USD	4,568,686	UBS Securities LLC	7/26/21	(107,863)
PLN	284,600,000	USD	75,414,202	Citibank N.A.	7/27/21	(764,434)
PLN	9,300,000	USD	2,532,240	Goldman Sachs Group Inc.	7/27/21	(92,876)
PLN	19,500,000	USD	5,142,627	HSBC Securities Inc.	7/27/21	(27,833)
USD	83,171,139	IDR	1,201,200,000,000	JPMorgan Chase & Co.	7/28/21	510,117
KRW	2,800,000,000	USD	2,488,004	Citibank N.A.	7/29/21	(2,073)
KRW	55,700,000,000	USD	49,824,674	Citibank N.A.	7/29/21	(372,393)
USD	7,189,301	KRW	8,160,000,000	Citibank N.A.	7/29/21	(55,414)
USD	44,342,929	KRW	50,340,000,000	Citibank N.A.	7/29/21	(350,569)
COP	48,775,000,000	USD	13,462,786	JPMorgan Chase & Co.	7/29/21	(484,308)
HUF	8,850,000,000	USD	29,312,401	HSBC Securities Inc.	7/30/21	539,512
CLP	23,040,000,000	USD	32,259,419	HSBC Securities Inc.	8/6/21	(915,122)
THB	279,300,000	USD	8,940,461	HSBC Securities Inc.	8/6/21	(227,031)
HUF	720,000,000	USD	2,515,566	Goldman Sachs Group Inc.	8/10/21	(87,434)
HUF	18,000,000,000	USD	60,035,020	HSBC Securities Inc.	8/10/21	668,269
RUB	2,822,000,000	USD	37,539,075	Citibank N.A.	8/12/21	805,554
MXN	50,000,000	USD	2,448,520	Citibank N.A.	8/13/21	46,265

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2021

BrandywineGLOBAL — Global Opportunities Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,734,316	MXN	261,000,000	Citibank N.A.	8/13/21	$(288,460)
THB	269,400,000	USD	8,624,940	HSBC Securities Inc.	8/13/21	(220,660)
USD	2,536,345	ZAR	34,600,000	Citibank N.A.	8/17/21	127,807
USD	21,919,247	CNY	141,960,000	HSBC Securities Inc.	8/17/21	18,866
USD	22,997,551	CNY	149,330,000	HSBC Securities Inc.	8/17/21	(39,811)
USD	23,891,152	CNY	155,400,000	HSBC Securities Inc.	8/17/21	(82,637)
USD	6,965,202	ZAR	99,500,000	HSBC Securities Inc.	8/17/21	38,917
USD	110,316,685	ZAR	1,592,300,000	HSBC Securities Inc.	8/17/21	(524,765)
GBP	96,600,000	USD	136,943,541	Citibank N.A.	8/19/21	(3,300,651)
USD	3,816,104	AUD	4,950,000	HSBC Securities Inc.	8/25/21	102,938
USD	106,260,037	AUD	136,460,000	JPMorgan Chase & Co.	8/25/21	3,896,681
USD	3,819,182	AUD	4,920,000	Morgan Stanley & Co. Inc.	8/25/21	128,521
RUB	190,000,000	USD	2,565,834	Citibank N.A.	8/26/21	10,256
RUB	3,920,000,000	USD	52,385,407	Citibank N.A.	8/26/21	763,395
CLP	34,300,000,000	USD	49,030,469	HSBC Securities Inc.	9/3/21	(2,404,402)
KRW	55,700,000,000	USD	49,993,717	HSBC Securities Inc.	9/13/21	(547,289)
USD	49,069,053	KRW	55,700,000,000	HSBC Securities Inc.	9/13/21	(377,374)
CLP	24,050,000,000	USD	32,835,902	HSBC Securities Inc.	9/20/21	(160,900)
CLP	2,740,000,000	USD	3,820,626	HSBC Securities Inc.	10/1/21	(99,323)
CLP	5,990,000,000	USD	8,310,626	HSBC Securities Inc.	10/1/21	(175,368)
CLP	61,700,000,000	USD	85,252,788	HSBC Securities Inc.	10/8/21	(1,480,403)
Total						$(7,721,835)

See Notes to Financial Statements.

10	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global Opportunities Bond Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CLP	— Chilean Peso

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

HUF	— Hungarian Forint

IDR	— Indonesian Rupiah

KRW	— South Korean Won

MXN	— Mexican Peso

NZD	— New Zealand Dollar

PLN	— Polish Zloty

RUB	— Russian Ruble

THB	— Thai Baht

USD	— United States Dollar

ZAR	— South African Rand

Summary of Investments by Country*
United States	54.8%
Mexico	10.6
South Africa	5.1
Canada	4.9
Australia	4.6
Malaysia	4.2
Colombia	3.5
Indonesia	3.4
Brazil	3.1
China	2.8
Russia	0.5
Spain	0.2
Saudi Arabia	0.1
Short-Term Investments	2.2
100.0%

*

As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2021 and are subject to change. For purposes of the Fund’s policy to invest at least 80% of its net assets in fixed income securities of issuers located in developed market countries, a country will be considered developed if, at the time of purchase, it has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization or is included in the FTSE World Government Bond Index.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $2,549,115,807)	$2,452,179,617
Investments in affiliated securities, at value (Cost — $54,864,923)	54,864,923
Foreign currency, at value (Cost — $1,263,593)	1,259,186
Interest receivable	21,981,929
Unrealized appreciation on forward foreign currency contracts	14,416,556
Receivable for Fund shares sold	8,835,160
Deposits with brokers for open futures contracts	5,394,591
Deposits with brokers for OTC derivatives	2,970,000
Receivable for securities sold	1,693,240
Prepaid expenses	84,040
Total Assets	2,563,679,242

Liabilities:
Unrealized depreciation on forward foreign currency contracts	22,138,391
Payable for Fund shares repurchased	4,130,236
Deposits from brokers for OTC derivatives	1,530,000
Distributions payable	1,075,113
Investment management fee payable	1,044,531
Payable to broker — net variation margin on open futures contracts	784,125
Due to custodian	580,000
Accrued foreign capital gains tax	376,288
Trustees’ fees payable	59,206
Service and/or distribution fees payable	47,520
Accrued expenses	563,156
Total Liabilities	32,328,566
Total Net Assets	$2,531,350,676

Net Assets:
Par value (Note 7)	$2,171
Paid-in capital in excess of par value	2,604,707,454
Total distributable earnings (loss)	(73,358,949)
Total Net Assets	$2,531,350,676

See Notes to Financial Statements.

12	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

Net Assets:
Class A	$165,356,446
Class C	$7,698,552
Class C1	$606,513
Class FI	$22,814,542
Class R	$6,113,484
Class I	$760,457,721
Class IS	$1,568,303,418

Shares Outstanding:
Class A	14,149,099
Class C	675,450
Class C1	52,569
Class FI	1,977,088
Class R	527,402
Class I	65,304,277
Class IS	134,417,106

Net Asset Value:
Class A (and redemption price)	$11.69
Class C*	$11.40
Class C1*	$11.54
Class FI (and redemption price)	$11.54
Class R (and redemption price)	$11.59
Class I (and redemption price)	$11.64
Class IS (and redemption price)	$11.67
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.21

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Interest from unaffiliated investments	$35,028,100
Interest from affiliated investments	549
Less: Foreign taxes withheld	(904,594)
Total Investment Income	34,124,055

Expenses:
Investment management fee (Note 2)	5,979,144
Transfer agent fees (Note 5)	643,974
Service and/or distribution fees (Notes 2 and 5)	282,229
Custody fees	234,373
Trustees’ fees	126,293
Registration fees	79,999
Legal fees	77,434
Fund accounting fees	44,291
Audit and tax fees	31,206
Commitment fees (Note 9)	29,744
Shareholder reports	14,863
Insurance	13,374
Interest expense	342
Miscellaneous expenses	38,452
Total Expenses	7,595,718
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,007)
Net Expenses	7,593,711
Net Investment Income	26,530,344

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	29,586,767	†
Futures contracts	27,091,151
Forward foreign currency contracts	24,999,924
Foreign currency transactions	169,625
Net Realized Gain	81,847,467
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(95,663,569)	‡
Futures contracts	(6,393,767)
Forward foreign currency contracts	(40,483,182)
Foreign currencies	(577,966)
Change in Net Unrealized Appreciation (Depreciation)	(143,118,484)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(61,271,017)
Decrease in Net Assets From Operations	$(34,740,673)

†	Net of foreign capital gains tax of $303.

‡	Net of change in accrued foreign capital gains tax of $(372,558).

See Notes to Financial Statements.

14	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$26,530,344	$68,761,711
Net realized gain	81,847,467	1,249,526
Change in net unrealized appreciation (depreciation)	(143,118,484)	144,024,572
Increase (Decrease) in Net Assets From Operations	(34,740,673)	214,035,809

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(18,350,174)	—
Return of capital	—	(9,000,237)
Decrease in Net Assets From Distributions to Shareholders	(18,350,174)	(9,000,237)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	551,889,396	601,365,254
Reinvestment of distributions	17,197,890	8,581,521
Cost of shares repurchased	(315,597,096)	(1,430,581,549)
Increase (Decrease) in Net Assets From Fund Share Transactions	253,490,190	(820,634,774)
Increase (Decrease) in Net Assets	200,399,343	(615,599,202)

Net Assets:
Beginning of period	2,330,951,333	2,946,550,535
End of period	$2,531,350,676	$2,330,951,333

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	15

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.96	$10.68	$9.94	$10.85	$10.09	$9.83

Income (loss) from operations:
Net investment income	0.11	0.27	0.32	0.32	0.33	0.32
Net realized and unrealized gain (loss)	(0.31)	1.03	0.55	(0.88)	0.91	0.13
Total income (loss) from operations	(0.20)	1.30	0.87	(0.56)	1.24	0.45

Less distributions from:
Net investment income	(0.07)	—	(0.11)	(0.34)	(0.22)	—
Net realized gains	—	—	—	(0.01)	(0.26)	(0.19)
Return of capital	—	(0.02)	(0.02)	—	—	—
Total distributions	(0.07)	(0.02)	(0.13)	(0.35)	(0.48)	(0.19)

Net asset value, end of period	$11.69	$11.96	$10.68	$9.94	$10.85	$10.09
Total return[3]	(1.71)%	12.17%	8.82%	(5.28)%	12.34%	4.57%

Net assets, end of period (millions)	$165	$151	$160	$157	$212	$256

Ratios to average net assets:
Gross expenses	1.00%[4]	1.01%	1.01%[5]	0.97%	0.95%	0.95%
Net expenses[6]	1.00 [4]	1.00 [7]	1.00 [5,7]	0.97	0.95	0.95
Net investment income	1.86 [4]	2.51	3.16	3.06	3.00	3.07

Portfolio turnover rate	23%	99%	103%[8]	58%	57%	53%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.67	$10.47	$9.77	$10.67	$9.94	$9.75

Income (loss) from operations:
Net investment income	0.07	0.19	0.25	0.24	0.24	0.24
Net realized and unrealized gain (loss)	(0.31)	1.01	0.52	(0.87)	0.90	0.14
Total income (loss) from operations	(0.24)	1.20	0.77	(0.63)	1.14	0.38

Less distributions from:
Net investment income	(0.03)	—	(0.06)	(0.26)	(0.15)	—
Net realized gains	—	—	—	(0.01)	(0.26)	(0.19)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.03)	—	(0.07)	(0.27)	(0.41)	(0.19)

Net asset value, end of period	$11.40	$11.67	$10.47	$9.77	$10.67	$9.94
Total return[3]	(2.09)%	11.46%	7.94%	(5.98)%	11.52%	3.89%

Net assets, end of period (000s)	$7,699	$7,815	$10,447	$14,972	$19,542	$22,874

Ratios to average net assets:
Gross expenses	1.70%[4]	1.69%	1.73%	1.71%	1.71%	1.71%
Net expenses[5]	1.70 [4]	1.69 [6]	1.73	1.71 [6]	1.71 [6]	1.71
Net investment income	1.15 [4]	1.82	2.45	2.33	2.24	2.30

Portfolio turnover rate	23%	99%	103%[7]	58%	57%	53%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.80	$10.56	$9.84	$10.74	$10.00	$9.78

Income (loss) from operations:
Net investment income	0.08	0.22	0.29	0.27	0.28	0.28
Net realized and unrealized gain (loss)	(0.31)	1.02	0.53	(0.87)	0.90	0.13
Total income (loss) from operations	(0.23)	1.24	0.82	(0.60)	1.18	0.41

Less distributions from:
Net investment income	(0.03)	—	(0.08)	(0.29)	(0.18)	—
Net realized gains	—	—	—	(0.01)	(0.26)	(0.19)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.03)	—	(0.10)	(0.30)	(0.44)	(0.19)

Net asset value, end of period	$11.54	$11.80	$10.56	$9.84	$10.74	$10.00
Total return[3]	(1.97)%	11.74%	8.35%	(5.64)%	11.94%	4.08%

Net assets, end of period (000s)	$607	$1,061	$2,562	$5,746	$9,537	$11,595

Ratios to average net assets:
Gross expenses	1.46%[4]	1.41%	1.39%	1.38%	1.38%	1.38%
Net expenses[5]	1.45 [4,6]	1.41 [6]	1.39	1.38	1.37 [6]	1.38
Net investment income	1.42 [4]	2.11	2.82	2.64	2.58	2.64

Portfolio turnover rate	23%	99%	103%[7]	58%	57%	53%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.81	$10.54	$9.82	$10.71	$9.96	$9.71

Income (loss) from operations:
Net investment income	0.11	0.27	0.32	0.31	0.32	0.32
Net realized and unrealized gain (loss)	(0.31)	1.01	0.53	(0.86)	0.91	0.12
Total income (loss) from operations	(0.20)	1.28	0.85	(0.55)	1.23	0.44

Less distributions from:
Net investment income	(0.07)	—	(0.11)	(0.33)	(0.22)	—
Net realized gains	—	—	—	(0.01)	(0.26)	(0.19)
Return of capital	—	(0.01)	(0.02)	—	—	—
Total distributions	(0.07)	(0.01)	(0.13)	(0.34)	(0.48)	(0.19)

Net asset value, end of period	$11.54	$11.81	$10.54	$9.82	$10.71	$9.96
Total return[3]	(1.71)%	12.23%	8.74%	(5.22)%	12.28%	4.62%

Net assets, end of period (000s)	$22,815	$16,906	$18,227	$27,623	$74,844	$69,455

Ratios to average net assets:
Gross expenses	0.96%[4]	0.98%	0.98%	0.99%	0.98%	0.97%
Net expenses[5]	0.96 [4]	0.98 [6]	0.98	0.99 [6]	0.98 [6]	0.97
Net investment income	1.89 [4]	2.53	3.20	2.99	2.97	3.06

Portfolio turnover rate	23%	99%	103%[7]	58%	57%	53%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.86	$10.60	$9.88	$10.79	$10.04	$9.80

Income (loss) from operations:
Net investment income	0.09	0.24	0.30	0.29	0.29	0.29
Net realized and unrealized gain (loss)	(0.31)	1.02	0.53	(0.88)	0.91	0.14
Total income (loss) from operations	(0.22)	1.26	0.83	(0.59)	1.20	0.43

Less distributions from:
Net investment income	(0.05)	—	(0.09)	(0.31)	(0.19)	—
Net realized gains	—	—	—	(0.01)	(0.26)	(0.19)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.05)	—	(0.11)	(0.32)	(0.45)	(0.19)

Net asset value, end of period	$11.59	$11.86	$10.60	$9.88	$10.79	$10.04
Total return[3]	(1.86)%	11.89%	8.47%	(5.55)%	12.02%	4.38%

Net assets, end of period (000s)	$6,113	$6,717	$9,658	$11,832	$18,609	$15,776

Ratios to average net assets:
Gross expenses	1.31%[4]	1.31%	1.30%[5]	1.30%[5]	1.29%[5]	1.29%[5]
Net expenses[6,7]	1.25 [4]	1.25	1.25 [5]	1.25 [5]	1.25 [5]	1.25 [5]
Net investment income	1.61 [4]	2.26	2.91	2.78	2.69	2.77

Portfolio turnover rate	23%	99%	103%[8]	58%	57%	53%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.92	$10.63	$9.89	$10.80	$10.04	$9.75

Income (loss) from operations:
Net investment income	0.13	0.30	0.36	0.35	0.35	0.35
Net realized and unrealized gain (loss)	(0.33)	1.02	0.54	(0.88)	0.92	0.13
Total income (loss) from operations	(0.20)	1.32	0.90	(0.53)	1.27	0.48

Less distributions from:
Net investment income	(0.08)	—	(0.13)	(0.37)	(0.25)	—
Net realized gains	—	—	—	(0.01)	(0.26)	(0.19)
Return of capital	—	(0.03)	(0.03)	—	—	—
Total distributions	(0.08)	(0.03)	(0.16)	(0.38)	(0.51)	(0.19)

Net asset value, end of period	$11.64	$11.92	$10.63	$9.89	$10.80	$10.04
Total return[3]	(1.65)%	12.52%	9.14%	(4.99)%	12.72%	4.91%

Net assets, end of period (millions)	$760	$723	$851	$908	$1,155	$1,357

Ratios to average net assets:
Gross expenses	0.66%[4]	0.68%	0.68%	0.67%	0.69%	0.71%
Net expenses[5]	0.66 [4]	0.68 [6]	0.68	0.67	0.69	0.71
Net investment income	2.19 [4]	2.83	3.48	3.38	3.26	3.31

Portfolio turnover rate	23%	99%	103%[7]	58%	57%	53%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.94	$10.64	$9.90	$10.81	$10.05	$9.75

Income (loss) from operations:
Net investment income	0.13	0.31	0.37	0.37	0.36	0.36
Net realized and unrealized gain (loss)	(0.31)	1.03	0.54	(0.89)	0.92	0.13
Total income (loss) from operations	(0.18)	1.34	0.91	(0.52)	1.28	0.49

Less distributions from:
Net investment income	(0.09)	—	(0.14)	(0.38)	(0.26)	—
Net realized gains	—	—	—	(0.01)	(0.26)	(0.19)
Return of capital	—	(0.04)	(0.03)	—	—	—
Total distributions	(0.09)	(0.04)	(0.17)	(0.39)	(0.52)	(0.19)

Net asset value, end of period	$11.67	$11.94	$10.64	$9.90	$10.81	$10.05
Total return[3]	(1.52)%	12.66%	9.21%	(4.90)%	12.83%	5.02%

Net assets, end of period (millions)	$1,568	$1,411	$1,881	$2,039	$1,970	$1,164

Ratios to average net assets:
Gross expenses	0.57%[4]	0.58%	0.58%	0.58%	0.58%	0.58%
Net expenses[5]	0.57 [4]	0.58 [6]	0.58	0.58	0.58	0.58
Net investment income	2.29 [4]	2.93	3.58	3.50	3.35	3.45

Portfolio turnover rate	23%	99%	103%[7]	58%	57%	53%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$966,210,098	—	$966,210,098
Sovereign Bonds	—	907,672,949	—	907,672,949
Corporate Bonds & Notes	—	539,742,273	—	539,742,273
Collateralized Mortgage Obligations	—	35,013,389	—	35,013,389
Asset-Backed Securities	—	3,540,908	—	3,540,908
Total Long-Term Investments	—	2,452,179,617	—	2,452,179,617
Short-Term Investments†	$54,864,923	—	—	54,864,923
Total Investments	$54,864,923	$2,452,179,617	—	$2,507,044,540
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$14,416,556	—	$14,416,556
Total	$54,864,923	$2,466,596,173	—	$2,521,461,096

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$4,792,572	—	—	$4,792,572
Forward Foreign Currency Contracts††	—	$22,138,391	—	22,138,391
Total	$4,792,572	$22,138,391	—	$26,930,963

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

26	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

28	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2021, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $22,138,391. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2021, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $2,970,000 which could be used to reduce the required payment.

At June 30, 2021, the Fund held cash collateral from Citibank N.A. and JPMorgan Chase & Co. in the amounts of $1,020,000 and $510,000, respectively. These amounts can be used to reduce the Fund’s exposure to the counterparty in the event of default.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of June 30, 2021, there were $376,288 of capital gains tax liabilities accrued on unrealized gains.

30	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares of the Fund did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $2,007.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C1	Class R
Expires December 31, 2021	—	—	$6,728
Expires December 31, 2022	$9,601	—	5,523
Expires December 31, 2023	19,492	—	4,617
Expires December 31, 2024	—	$43	1,964
Total fee waivers/expense reimbursements subject to recapture	$29,093	$43	$18,832

For the six months ended June 30, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2[1]	Class C
Sales charges	$36,243	$6,635	—
CDSCs	—	33	$72

[1]	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

32	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$271,802,379	$550,980,406
Sales	450,182,705	64,803,498

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$2,603,980,730	$45,402,395	$(142,338,585)	$(96,936,190)
Futures contracts	—	—	(4,792,572)	(4,792,572)
Forward foreign currency contracts	—	14,416,556	(22,138,391)	(7,721,835)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$14,416,556

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$4,792,572	—	$4,792,572
Forward foreign currency contracts	—	$22,138,391	22,138,391
Total	$4,792,572	$22,138,391	$26,930,963

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$27,091,151	—	$27,091,151
Forward foreign currency contracts	—	$24,999,924	24,999,924
Total	$27,091,151	$24,999,924	$52,091,075

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(6,393,767)	—	$(6,393,767)
Forward foreign currency contracts	—	$(40,483,182)	(40,483,182)
Total	$(6,393,767)	$(40,483,182)	$(46,876,949)

During the six months ended June 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$169,057,853
Forward foreign currency contracts (to buy)	1,591,319,460
Forward foreign currency contracts (to sell)	518,583,022

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	—	$(586,037)	$ (586,037)	—	$(586,037)
Citibank N.A.	$2,781,185	(8,050,078)	(5,268,893)	$(1,020,000)	(6,288,893)
Goldman Sachs Group Inc.	—	(180,310)	(180,310)	—	(180,310)
HSBC Securities Inc.	7,100,052	(9,920,539)	(2,820,487)	2,970,000	149,513
JPMorgan Chase & Co.	4,406,798	(3,231,302)	1,175,496	(510,000)	665,496
Morgan Stanley & Co. Inc.	128,521	—	128,521	—	128,521

34	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

Counterparty (cont’d)	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
National Australia Bank Ltd.	—	$(62,262)	$(62,262)	—	$(62,262)
UBS Securities LLC	—	(107,863)	(107,863)	—	(107,863)
Total	$14,416,556	$(22,138,391)	$(7,721,835)	$1,440,000	$(6,281,835)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$188,164	$143,075
Class A2[1]	15,227	16,540
Class C	35,298	5,010
Class C1	2,629	770
Class FI	25,370	15,745
Class R	15,541	7,959
Class I	—	384,050
Class IS	—	70,825
Total	$282,229	$643,974

[1]	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class C1	$43
Class R	1,964
Total	$2,007

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$919,368	—
Class A2[1]	—	—
Class C	16,486	—
Class C1	1,439	—
Class FI	133,706	—
Class R	26,079	—
Class I	5,411,805	—
Class IS	11,841,291	—
Total	$18,350,174	—

Return of Capital:
Class A	—	$219,689
Class A2[1]	—	10,734
Class C	—	—
Class C1	—	—
Class FI	—	23,780
Class R	—	—
Class I	—	2,335,073
Class IS	—	6,410,961
Total	—	$9,000,237

[1]	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

36	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,225,153	$37,910,309	3,610,965	$38,302,765
Shares issued on reinvestment	72,477	847,251	20,993	198,386
Shares repurchased	(1,779,288)	(20,912,162)	(6,019,138)	(63,220,340)
Net increase (decrease)	1,518,342	$17,845,398	(2,387,180)	$(24,719,189)

Class A2[1]
Shares sold	64,902	$761,658	87,340	$917,311
Shares issued on reinvestment	—	—	1,140	10,734
Shares repurchased	(1,167,412)	(13,679,904)	(201,039)	(2,078,278)
Net decrease	(1,102,510)	$(12,918,246)	(112,559)	$(1,150,233)

Class C
Shares sold	206,992	$2,376,059	49,929	$520,345
Shares issued on reinvestment	1,381	15,746	—	—
Shares repurchased	(202,616)	(2,328,476)	(377,718)	(4,001,327)
Net increase (decrease)	5,757	$63,329	(327,789)	$(3,480,982)

Class C1
Shares sold	527	$6,071	856	$9,188
Shares issued on reinvestment	125	1,439	—	—
Shares repurchased	(38,002)	(443,385)	(153,569)	(1,608,668)
Net decrease	(37,350)	$(435,875)	(152,713)	$(1,599,480)

Class FI
Shares sold	761,415	$8,888,529	702,526	$7,541,054
Shares issued on reinvestment	11,438	131,991	2,500	23,324
Shares repurchased	(226,830)	(2,647,423)	(1,002,710)	(10,345,446)
Net increase (decrease)	546,023	$6,373,097	(297,684)	$(2,781,068)

Class R
Shares sold	124,989	$1,463,741	135,201	$1,435,520
Shares issued on reinvestment	2,247	26,041	—	—
Shares repurchased	(165,941)	(1,941,356)	(480,000)	(4,920,381)
Net decrease	(38,705)	$(451,574)	(344,799)	$(3,484,861)

Class I
Shares sold	11,981,976	$140,479,807	16,290,527	$173,565,188
Shares issued on reinvestment	406,613	4,727,703	227,432	2,135,586
Shares repurchased	(7,739,397)	(90,671,906)	(35,955,128)	(371,281,038)
Net increase (decrease)	4,649,192	$54,535,604	(19,437,169)	$(195,580,264)

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount

Class IS
Shares sold	30,869,170	$360,003,222	36,312,116	$379,073,883
Shares issued on reinvestment	982,501	11,447,719	660,307	6,213,491
Shares repurchased	(15,613,393)	(182,972,484)	(95,574,089)	(973,126,071)
Net increase (decrease)	16,238,278	$188,478,457	(58,601,666)	$(587,838,697)

[1]

On June 24, 2021, the Fund converted 1,061,508 Class A2 shares into 1,056,999 Class A shares, valued at $12,440,873. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2021. The following transactions were effected in such company for the six months ended June 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$173,613,823	173,613,823	$118,748,900	118,748,900

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$549	—	$54,864,923

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency

38	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $190 million, and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended June 30, 2021.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other

LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

12. Subsequent event

Subsequent to the period ended June 30, 2021, shareholder redemptions from Class C1 shares exceeded 50% of Class C1 net assets as of June 30, 2021.

40	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Semi-Annual Report

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on June 15, 2021 for shareholders of record as of March 1, 2021 (the “Record Date”) to elect the Board of Trustees of the Trust.

Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective July 1, 2021, the Board is composed of the following Trustees:

Trustee	For	Withheld
Paul R. Ades	11,915,712,078	203,516,727
Andrew L. Breech	11,923,087,811	196,140,993
Althea L. Duersten	11,972,830,693	146,398,111
Stephen R. Gross	11,919,258,594	199,970,210
Susan M. Heilbron	11,970,320,096	148,908,708
Howard J. Johnson	11,919,503,553	199,725,251
Arnold L. Lehman	11,920,774,188	198,454,617
Robin J.W. Masters	11,971,843,764	147,385,040
Jerome H. Miller	11,919,153,082	200,075,722
Ken Miller	11,922,645,083	196,583,722
G. Peter O’Brien	11,919,113,936	200,114,868
Thomas F. Schlafly	11,917,628,123	201,600,682
Jane E. Trust	11,985,902,999	133,325,805

The above Trustees have also been elected to serve as board members of other mutual funds within the Franklin Templeton fund complex.

BrandywineGLOBAL — Global Opportunities Bond Fund	41

BrandywineGLOBAL —

Global Opportunities Bond Fund

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Equity Trust and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective July 1, 2021, Ms. Duersten became Chair.

† Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

BrandywineGLOBAL — Global Opportunities Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Global Opportunities Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX013856 8/21 SR21-4221

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date: August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date: August 23, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: August 23, 2021